UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 90.7%
Communication Services 19.7%
Altice France SA:
144A, 7.375%, 5/1/2026		4,085,000	3,936,878
144A, 8.125%, 2/1/2027		1,388,000	1,363,571
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		4,700,000	4,559,000
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,020,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		1,015,000	964,250
144A, 5.125%, 5/1/2027		1,535,000	1,483,148
144A, 5.5%, 5/1/2026		1,970,000	1,965,075
144A, 5.875%, 4/1/2024		765,000	784,309
144A, 5.875%, 5/1/2027		540,000	541,512
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		1,400,000	1,412,670
Series W, 6.75%, 12/1/2023 (b)		150,000	150,937
Clear Channel Worldwide Holdings, Inc., Series A, 6.5%, 11/15/2022		2,315,000	2,367,087
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		1,016,000	1,017,575
144A, 5.5%, 4/15/2027		2,190,000	2,140,681
144A, 6.5%, 2/1/2029		820,000	830,762
144A, 7.5%, 4/1/2028		1,200,000	1,233,000
144A, 10.875%, 10/15/2025		604,000	696,225
DISH DBS Corp.:
5.875%, 7/15/2022		1,200,000	1,140,000
5.875%, 11/15/2024		1,150,000	953,062
7.75%, 7/1/2026		450,000	387,000
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	583,986
Frontier Communications Corp.:
7.125%, 1/15/2023		275,000	163,625
10.5%, 9/15/2022 (b)		1,600,000	1,146,000
11.0%, 9/15/2025		650,000	418,844
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		1,585,000	1,601,325
144A, 9.75%, 7/15/2025		2,410,000	2,509,412
Netflix, Inc., REG S, 4.625%, 5/15/2029	EUR	500,000	576,592
Quebecor Media, Inc., 5.75%, 1/15/2023		1,500,000	1,545,000
SoftBank Group Corp., REG S, 4.0%, 4/20/2023	EUR	1,000,000	1,202,230
Sprint Capital Corp.:
6.875%, 11/15/2028		2,360,000	2,342,300
8.75%, 3/15/2032		760,000	834,100
Sprint Corp.:
7.125%, 6/15/2024		3,365,000	3,442,816
7.625%, 3/1/2026		1,355,000	1,407,506
T-Mobile U.S.A., Inc., 6.5%, 1/15/2026		35,000	37,013
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,890,000
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	1,800,000	2,211,708
Telesat Canada, 144A, 8.875%, 11/15/2024		3,995,000	4,189,756
Unitymedia Hessen GmbH & Co., KG, 144A, 5.0%, 1/15/2025		1,800,000	1,829,250
UPCB Finance IV Ltd., 144A, 4.0%, 1/15/2027	EUR	225,000	265,247
ViaSat, Inc., 144A, 5.625%, 9/15/2025		385,000	361,900
Videotron Ltd., 144A, 5.125%, 4/15/2027		2,550,000	2,556,375
Virgin Media Finance PLC:
144A, 4.5%, 1/15/2025	EUR	1,000,000	1,173,215
REG S, 4.5%, 1/15/2025	EUR	750,000	879,911
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		5,590,000	5,506,150
144A, 5.5%, 8/15/2026		790,000	776,175
Zayo Group LLC:
144A, 5.75%, 1/15/2027		2,410,000	2,328,518
6.0%, 4/1/2023		855,000	859,275
6.375%, 5/15/2025		1,005,000	981,131
Ziggo Bond Co. BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,005,497
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,268,000
			78,839,599
Consumer Discretionary 8.5%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	600,000	518,174
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		300,000	314,328
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		1,185,000	1,152,412
6.25%, 3/15/2026		520,000	499,200
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,205,000	1,211,025
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		1,595,000	1,608,956
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		620,000	553,350
Boyd Gaming Corp.:
6.0%, 8/15/2026		1,190,000	1,190,000
6.875%, 5/15/2023		310,000	322,208
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	315,665
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		990,000	967,725
144A, 6.5%, 6/1/2026		675,000	678,375
Dana, Inc., 5.5%, 12/15/2024		420,000	411,600
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	782,863
Eldorado Resorts Inc, 144A, 6.0%, 9/15/2026		1,234,000	1,230,915
Europcar Groupe SA, 144A, 4.125%, 11/15/2024	EUR	750,000	839,135
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	747,794
5.25%, 4/15/2023 (b)		5,670,000	5,733,731
Group 1 Automotive, Inc., 5.0%, 6/1/2022		620,000	614,575
HD Supply, Inc., 144A, 5.375%, 10/15/2026		1,425,000	1,432,125
Lennar Corp.:
4.75%, 11/15/2022		830,000	833,112
4.75%, 11/29/2027		880,000	833,800
5.0%, 6/15/2027		340,000	322,150
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,042,149
Meritor, Inc., 6.25%, 2/15/2024		425,000	427,125
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		1,045,000	1,065,900
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	745,127
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		545,000	548,406
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		480,000	451,200
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	264,338
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	238,452
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	266,113
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		2,295,000	2,330,113
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	288,000
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,000,000	910,000
TRI Pointe Group, Inc., 5.25%, 6/1/2027		415,000	358,975
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,720,000	1,681,300
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	367,225
			34,097,641
Consumer Staples 4.6%
Aramark International Finance Sarl:
144A, 3.125%, 4/1/2025	EUR	1,000,000	1,171,784
REG S, 3.125%, 4/1/2025	EUR	340,000	398,406
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	3,004,574
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		5,400,000	5,346,000
FAGE International SA, 144A, 5.625%, 8/15/2026		840,000	724,500
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		1,815,000	1,810,462
144A, 6.75%, 2/15/2028		1,930,000	1,973,425
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,503,852
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	357,700
144A, 5.875%, 9/30/2027		1,125,000	1,085,625
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		1,300,000	1,062,750
			18,439,078
Energy 18.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024		675,000	661,500
Antero Resources Corp.:
5.125%, 12/1/2022		1,230,000	1,228,462
5.375%, 11/1/2021		2,120,000	2,130,706
5.625%, 6/1/2023 (b)		235,000	234,413
Ascent Resources Utica Holdings LLC, 144A, 7.0%, 11/1/2026		630,000	607,950
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,575,600
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		675,000	695,250
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		2,485,000	2,509,850
5.875%, 3/31/2025		970,000	1,021,856
7.0%, 6/30/2024		2,475,000	2,713,219
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		1,200,000	1,202,832
Chesapeake Energy Corp.:
7.5%, 10/1/2026		610,000	582,550
8.0%, 1/15/2025 (b)		590,000	593,682
8.0%, 6/15/2027 (b)		1,175,000	1,125,062
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		890,000	875,538
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		670,000	656,801
6.25%, 4/1/2023		1,620,000	1,634,175
DCP Midstream Operating LP:
3.875%, 3/15/2023		800,000	778,000
5.375%, 7/15/2025		2,772,000	2,827,440
Diamondback Energy, Inc., 4.75%, 11/1/2024		685,000	683,288
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		285,000	297,113
144A, 5.75%, 1/30/2028		285,000	302,813
Extraction Oil & Gas, Inc., 144A, 5.625%, 2/1/2026		1,110,000	910,200
Genesis Energy LP:
6.25%, 5/15/2026		1,695,000	1,554,103
6.5%, 10/1/2025		2,110,000	1,993,950
Gulfport Energy Corp.:
6.0%, 10/15/2024		365,000	343,100
6.375%, 5/15/2025		640,000	606,400
6.375%, 1/15/2026		1,105,000	1,027,650
Halcon Resources Corp., 6.75%, 2/15/2025		990,000	762,300
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		945,000	897,750
144A, 5.75%, 10/1/2025		735,000	714,788
144A, 6.25%, 11/1/2028		825,000	804,375
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		1,385,000	1,395,387
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026		583,000	562,595
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		700,000	675,500
6.25%, 3/15/2023 (b)		630,000	603,036
Matador Resources Co., 5.875%, 9/15/2026		985,000	981,306
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		550,000	486,750
144A, 6.5%, 1/15/2025		500,000	491,250
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		405,000	398,925
Nabors Industries, Inc., 5.5%, 1/15/2023 (b)		255,000	229,500
NuStar Logistics LP, 5.625%, 4/28/2027		1,488,000	1,443,360
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		947,000	944,633
6.875%, 1/15/2023		360,000	356,850
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		180,000	178,200
144A, 5.375%, 1/15/2025		260,000	258,050
144A, 5.625%, 10/15/2027		505,000	500,581
PDC Energy, Inc., 6.125%, 9/15/2024		860,000	839,205
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		1,030,000	1,028,712
Precision Drilling Corp.:
6.5%, 12/15/2021 (b)		1,352,760	1,305,413
144A, 7.125%, 1/15/2026		885,000	809,775
Range Resources Corp.:
4.875%, 5/15/2025 (b)		680,000	613,700
5.0%, 8/15/2022		3,350,000	3,253,687
5.0%, 3/15/2023		1,000,000	956,000
5.875%, 7/1/2022		395,000	395,988
Resolute Energy Corp., 8.5%, 5/1/2020		314,000	314,785
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,985,000	2,708,887
Southwestern Energy Co.:
6.2%, 1/23/2025		484,000	469,480
7.75%, 10/1/2027 (b)		2,350,000	2,420,500
Sunoco LP:
5.5%, 2/15/2026		1,015,000	1,002,302
5.875%, 3/15/2028		285,000	278,231
Targa Resources Partners LP:
4.25%, 11/15/2023		1,300,000	1,257,750
5.0%, 1/15/2028		1,940,000	1,822,387
5.375%, 2/1/2027		1,850,000	1,785,250
144A, 5.875%, 4/15/2026		938,000	946,208
144A, 6.5%, 7/15/2027		115,000	118,593
Transocean, Inc., 144A, 9.0%, 7/15/2023		900,000	939,087
USA Compression Partners LP, 6.875%, 4/1/2026		1,133,000	1,133,000
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		595,000	377,825
8.25%, 6/15/2023 (b)		825,000	525,938
Whiting Petroleum Corp., 5.75%, 3/15/2021		1,755,000	1,755,000
WPX Energy, Inc.:
5.25%, 9/15/2024		760,000	748,600
6.0%, 1/15/2022		260,000	263,900
8.25%, 8/1/2023		400,000	445,000
			72,573,842
Financials 0.6%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	865,961
CIT Group, Inc., 4.125%, 3/9/2021		130,000	130,325
CNO Financial Group, Inc., 5.25%, 5/30/2025		800,000	810,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	297,950
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	459,188
			2,563,424
Health Care 9.6%
Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	536,813
Bausch Health Companies, Inc.:
144A, 5.625%, 12/1/2021		992,000	993,240
144A, 5.875%, 5/15/2023		720,000	704,700
144A, 6.125%, 4/15/2025		785,000	741,825
144A, 6.5%, 3/15/2022		2,030,000	2,098,512
144A, 7.0%, 3/15/2024		1,510,000	1,586,406
Centene Corp., 144A, 5.375%, 6/1/2026		770,000	795,025
DaVita, Inc.:
5.0%, 5/1/2025		750,000	721,875
5.125%, 7/15/2024		750,000	740,850
Endo Dac, 144A, 6.0%, 7/15/2023		465,000	379,961
Endo Finance LLC, 144A, 5.375%, 1/15/2023		455,000	371,394
HCA, Inc.:
5.25%, 4/15/2025		1,500,000	1,588,050
5.25%, 6/15/2026		2,845,000	2,985,472
5.375%, 9/1/2026		1,240,000	1,269,066
5.625%, 9/1/2028		3,405,000	3,520,974
5.875%, 2/1/2029		1,325,000	1,387,937
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		345,000	291,094
Nidda Healthcare Holding AG, 144A, 3.5%, 9/30/2024	EUR	1,300,000	1,450,170
Rossini Sarl, 144A, 3-month EURIBOR + 6.250%, 6.25% **, 10/30/2025	EUR	700,000	810,834
Tenet Healthcare Corp.:
4.5%, 4/1/2021		730,000	731,460
5.125%, 5/1/2025		1,680,000	1,641,494
144A, 6.25%, 2/1/2027 (c)		850,000	855,313
6.75%, 6/15/2023 (b)		300,000	295,125
7.0%, 8/1/2025		100,000	96,750
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/2022		1,400,000	1,309,742
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		5,000,000	4,726,171
6.0%, 4/15/2024		200,000	203,051
6.75%, 3/1/2028		860,000	891,201
Valeant Pharmaceuticals International:
144A, 8.5%, 1/31/2027		2,080,000	2,173,600
144A, 9.25%, 4/1/2026		710,000	763,250
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		1,570,000	1,597,475
			38,258,830
Industrials 7.3%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,600,200
144A, 6.0%, 10/15/2022 (b)		2,687,000	2,589,596
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		235,000	237,350
CFX Escrow Corp.:
144A, 6.0%, 2/15/2024		170,000	170,000
144A, 6.375%, 2/15/2026		760,000	760,000
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	423,938
5.875%, 7/1/2025		1,500,000	1,470,000
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	66,163
144A, 5.0%, 8/1/2024		173,000	170,059
144A, 5.75%, 11/15/2023		1,700,000	1,717,000
Energizer Holdings, Inc., 144A, 7.75%, 1/15/2027		260,000	267,891
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,800,043
Novelis Corp.:
144A, 5.875%, 9/30/2026		785,000	757,525
144A, 6.25%, 8/15/2024		2,920,000	2,938,250
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		1,250,000	1,226,562
144A, 5.25%, 8/15/2022		4,125,000	4,188,112
144A, 5.5%, 2/15/2024		1,940,000	1,969,100
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		13,000	13,748
Summit Materials LLC, 6.125%, 7/15/2023		705,000	710,076
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,616,611
Tennant Co., 5.625%, 5/1/2025		170,000	167,875
TransDigm, Inc.:
5.5%, 10/15/2020		950,000	950,594
144A, 6.25%, 3/15/2026 (c)		915,000	928,725
United Rentals North America, Inc.:
5.75%, 11/15/2024		800,000	820,000
6.5%, 12/15/2026		860,000	892,250
Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	848,023
			29,299,691
Information Technology 2.0%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	538,869
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,158,575
First Data Corp., 144A, 5.375%, 8/15/2023		1,400,000	1,427,125
InterXion Holding NV, REG S, 4.75%, 6/15/2025	EUR	2,800,000	3,355,828
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		310,000	290,625
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,022,125
			7,793,147
Materials 16.8%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		830,000	674,375
7.0%, 3/15/2027 (b)		485,000	394,063
7.5%, 7/15/2023		2,330,000	2,370,775
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		1,225,000	1,191,312
Axalta Coating Systems Dutch Holding B BV, REG S, 3.75%, 1/15/2025	EUR	2,525,000	2,888,669
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		685,000	668,731
Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	72,635
CF Industries, Inc.:
3.45%, 6/1/2023		270,000	260,550
5.15%, 3/15/2034		230,000	211,600
Chemours Co.:
5.375%, 5/15/2027		700,000	672,000
6.625%, 5/15/2023		1,000,000	1,033,750
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		313,000	291,090
Constellium NV:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,594,656
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,329,452
144A, 5.75%, 5/15/2024		425,000	415,438
144A, 6.625%, 3/1/2025		4,500,000	4,477,500
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,157,000	1,058,655
144A, 6.875%, 3/1/2026		740,000	670,625
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		1,280,000	1,216,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		3,260,000	3,154,050
3.875%, 3/15/2023		1,450,000	1,386,562
4.0%, 11/14/2021		1,000,000	987,500
5.4%, 11/14/2034		500,000	443,750
5.45%, 3/15/2043		105,000	90,300
Hexion, Inc.:
6.625%, 4/15/2020		706,000	562,594
144A, 10.375%, 2/1/2022		250,000	200,000
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		5,185,000	5,340,550
144A, 7.625%, 1/15/2025		1,395,000	1,433,362
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	705,425
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	400,000	418,809
Mercer International, Inc.:
5.5%, 1/15/2026		510,000	473,025
6.5%, 2/1/2024		620,000	626,436
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		1,190,000	1,130,500
144A, 5.25%, 6/1/2027		1,075,000	980,938
OI European Group BV, 144A, 4.0%, 3/15/2023		1,260,000	1,219,050
Perstorp Holding AB, 144A, 3-month EURIBOR + 4.250% floor, 4.25% **, 9/15/2022	EUR	1,500,000	1,728,746
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		650,000	648,375
144A, 6.5%, 2/1/2022		2,400,000	2,433,000
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		8,870,000	8,886,409
144A, 7.0%, 7/15/2024		1,925,000	1,968,312
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,156,013
144A, 4.875%, 9/15/2025		1,000,000	940,000
Teck Resources Ltd.:
6.125%, 10/1/2035		2,200,000	2,299,000
6.25%, 7/15/2041		1,900,000	1,980,750
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		1,182,000	1,022,430
Tronox, Inc., 144A, 6.5%, 4/15/2026 (b)		1,045,000	914,375
United States Steel Corp.:
6.25%, 3/15/2026 (b)		518,000	469,438
6.875%, 8/15/2025		2,030,000	1,923,425
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		205,000	210,638
			67,225,638
Real Estate 1.3%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		410,000	411,025
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		960,000	892,800
(REIT), 5.75%, 8/15/2024		995,000	990,025
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		1,365,000	1,376,739
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		1,660,000	1,639,250
			5,309,839
Utilities 2.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,525,000	1,494,500
5.75%, 5/20/2027		675,000	644,625
Calpine Corp.:
144A, 5.25%, 6/1/2026		710,000	674,500
5.75%, 1/15/2025 (b)		390,000	367,575
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	395,000
NRG Energy, Inc., 5.75%, 1/15/2028		1,545,000	1,565,085
Vistra Energy Corp.:
5.875%, 6/1/2023		570,000	582,825
7.625%, 11/1/2024		381,000	404,813
Vistra Operations Co. LLC:
5.5%, 9/1/2026		1,240,000	1,255,500

144A, 5.625%, 2/15/2027 (c)	1,375,000	1,381,875
		8,766,298
Total Corporate Bonds (Cost $367,043,082)		363,167,027
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bills, 2.608% ***, 10/10/2019 (Cost $490,908)	500,000	491,546
Loan Participations and Assignments 1.6%
Senior Loans **
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 1/31/2025	1,315,704	1,260,510
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.759%, 7/17/2025	1,979,849	1,923,552
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.519%, 7/8/2022	1,616,437	1,612,040
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 2/2/2024	1,000,000	978,750
Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.759%, 1/15/2026	589,951	581,618
Total Loan Participations and Assignments (Cost $6,417,019)		6,356,470
Convertible Bonds 0.5%
Communication Services 0.1%
DISH Network Corp., 2.375%, 3/15/2024	225,000	186,081
Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.707% PIK **, 10/18/2025 (d)	1,565,720	1,689,412
Total Convertible Bonds (Cost $1,792,909)		1,875,493
	Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	388	5,242
Materials 0.0%
GEO Specialty Chemicals, Inc.* (d)	910,393	113,890
GEO Specialty Chemicals, Inc. 144A* (d)	1,703	213
		114,103
Total Common Stocks (Cost $424,487)		119,345
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $239,283)	1,219	33,575
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (e) (f) (Cost $21,245,558)	21,245,558	21,245,558
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 2.41% (e) (Cost $21,021,242)	21,021,242	21,021,242
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $418,674,488)	103.5	414,310,256
Other Assets and Liabilities, Net	(3.5)	(14,051,688)
Net Assets	100.0	400,258,568

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (e) (f)
35,567,585	—	14,322,027(g)	—	—	34,603	—	21,245,558	21,245,558
Cash Equivalents 5.3%
DWS Central Cash Management Government Fund, 2.41% (e)
5,282,930	63,698,320	47,960,008	—	—	80,419	—	21,021,242	21,021,242
40,850,515	63,698,320	62,282,035	—	—	115,022	—	42,266,800	42,266,800

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $20,516,337, which is 5.1% of net assets.
(c)	When issued-security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	33,104,095	USD	37,857,015	2/28/2019	(123,298)	Merrill Lynch & Co., Inc. (h)

(h)	U.S. Treasury Note with a value of $334,728 received as collateral for open over-the-counter derivative contracts.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$363,167,027	$—	$363,167,027
Government & Agency Obligation	—	491,546	—	491,546
Loan Participations and Assignments	—	6,356,470	—	6,356,470
Convertible Bonds	—	186,081	1,689,412	1,875,493
Common Stocks	5,242	—	114,103	119,345
Warrant	—	—	33,575	33,575
Short-Term Investments (i)	42,266,800	—	—	42,266,800
Total	$42,272,042	$370,201,124	$1,837,090	$414,310,256
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(123,298)	$—	$(123,298)
Total	$—	$(123,298)	$—	$(123,298)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation/depreciation on forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (123,298)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019